Other commitments (Detail) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other commitments [abstract]
Contractual capital commitments	€ 6,383	€ 7,638	€ 1,290
Committed expenditures in property, plant and equipment	0	672	10,204
Estimated financial effect of contingent liabilities	€ 2,700	€ 2,700	€ 2,700